Note 15 - Condensed Parent Company Financial Information (Details) - Condensed Statements Income (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Income Statements, Captions [Line Items]
Income before equity in undistributed net income of bank subsidiary									$ 5,881,204	$ 5,555,817	$ 3,044,645
Net income	1,080,000	1,116,000	1,347,000	1,098,000	1,175,000	1,104,000	1,203,000	1,003,000	4,641,204	4,484,817	2,942,645
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Income – including dividends from bank subsidiary									975,356	800,155	575,099
Expenses – interest expense, professional fees and other expenses, net of federal income tax benefit									(523,271)	(462,333)	(499,263)
Income before equity in undistributed net income of bank subsidiary									452,085	337,822	75,836
Equity in undistributed net income of bank subsidiaries									4,189,119	4,146,995	2,866,809
Net income									$ 4,641,204	$ 4,484,817	$ 2,942,645